Related Party Transactions (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	[1]	Dec. 31, 2016	Dec. 31, 2015
Intel Corporation [Member]
Related Party Transaction [Line Items]
Software services provided to					$ 271	$ 6,204
Hardware sold to related party Intel Corporation						55
Intel (China) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Software services provided to		9			9	5
Intel Asia-Pacific Research and Development Ltd. [Member]
Related Party Transaction [Line Items]
Software services provided to		19			119	328
Intel (China) Research Center Co., Ltd [Member]
Related Party Transaction [Line Items]
Software services provided to		$ 34			$ 57

[1]	Upon the consummation of the Merger, both entities ceased to be the shareholders of the Group.